Revenues from contracts with customers	6 Months Ended
Jun. 30, 2021
Revenues from contracts with customers
Revenues from contracts with customers

4Revenues from contracts with customers

in EUR k	Three Months Ended June 30, 2020(1)
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	3,606	3,684	2,053	9,343
Sales of goods	334	—	42	376
Total Revenues from contracts with external customers	3,940	3,684	2,095	9,719

Recognized over time	3,606	3,684	522	7,812
Recognized at a point in time	334	—	1,573	1,907
Total Revenues from contracts with external customers	3,940	3,684	2,095	9,719

Geographical information
Europe	23	1,109	2,095	3,227
—Germany*#	19	1	2,095	2,115
—Netherlands**	—	—	—	—
Middle East	45	1,789	—	1,834
—Saudi Arabia#	—	1,106	—	1,106
North America	3,872	501	—	4,373
—United States#	3,872	493	—	4,365
Latin America	—	219	—	219
Asia Pacific	—	66	—	66
Total Revenues from contracts with external customers	3,940	3,684	2,095	9,719
(1)	Since the COVID-19 business has been reported as a separate segment as from the third quarter of 2020, the comparative figures for the three and six months ended June 30, 2020 were adjusted retrospectively for both the COVID-19 and diagnostics segments.

in EUR k	Three Months Ended June 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	2,653	6,715	42,325	51,693
Sales of goods	178	—	—	178
Total Revenues from contracts with external customers	2,831	6,715	42,325	51,871

Recognized over time	2,653	6,715	7,128	16,496
Recognized at a point in time	178	—	35,197	35,375
Total Revenues from contracts with external customers	2,831	6,715	42,325	51,871

Geographical information
Europe	49	1,320	42,161	43,530
—Germany*#	—	57	40,323	40,380
—Netherlands**	—	3	1,771	1,774
Middle East	26	3,950	—	3,976
North America	2,731	690	164	3,585
Latin America	25	608	—	633
Asia Pacific	—	147	—	147
Total Revenues from contracts with external customers	2,831	6,715	42,325	51,871

*country of the incorporation of Centogene GmbH

**country of the incorporation of Centogene N.V.

#	countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended June 30, 2020 and 2021, respectively.

in EUR k	Six months ended June 30, 2020(1)
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	7,880	11,226	2,066	21,172
Sales of goods	610	—	42	652
Total Revenues from contracts with external customers	8,490	11,226	2,108	21,824

Recognized over time	7,880	11,226	535	19,641
Recognized at a point in time	610	—	1,573	2,183
Total Revenues from contracts with external customers	8,490	11,226	2,108	21,824

Geographical information
Europe	67	2,713	2,108	4,888
—Germany*#	38	61	2,108	2,207
—Netherlands**	—	3	—	3
Middle East	48	6,204	—	6,252
—Saudi Arabia#	—	4,139	—	4,139
North America	8,375	1,121	—	9,496
—United States#	8,375	964	—	9,339
Latin America	—	965	—	965
Asia Pacific	—	223	—	223
Total Revenues from contracts with external customers	8,490	11,226	2,108	21,824
(1)	Since the COVID-19 business has been reported as a separate segment as from the third quarter of 2020, the comparative figures for the six months ended June 30, 2020 were adjusted retrospectively for both the COVID-19 and diagnostics segments.

in EUR k	Six months ended June 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	6,046	13,098	97,302	116,446
Sales of goods	383	—	2	385
Total Revenues from contracts with external customers	6,429	13,098	97,304	116,831

Recognized over time	6,046	13,098	18,972	38,116
Recognized at a point in time	383	—	78,332	78,715
Total Revenues from contracts with external customers	6,429	13,098	97,304	116,831

Geographical information
Europe	198	2,534	96,282	99,014
—Germany*#	—	110	92,668	92,778
—Netherlands**	—	5	3,539	3,544
Middle East	55	8,085	—	8,140
North America	6,136	1,154	944	8,234
—United States	6,136	1,045	944	8,125
Latin America	40	1,018	—	1,058
Asia Pacific	—	307	78	385
Total Revenues from contracts with external customers	6,429	13,098	97,304	116,831

*country of the incorporation of Centogene GmbH

**country of the incorporation of Centogene N.V.

#	countries contributing more than 10% of the Group’s total consolidated revenues for the six months ended June 30, 2020 and 2021, respectively.

The Group collaborated with a range of pharmaceutical partners on a worldwide basis in 2020 and 2021. In addition, in cases where pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available in several countries or globally. As a result, the Group allocates the revenues of the pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in the diagnostics segment and COVID-19 segments is based on the location of each customer.

Pharmaceutical segment

During the three and six months ended June 30, 2021, revenues from one pharmaceutical partner represented 4.1% and 4.4%, respectively, of the Group's total revenues (the three and six months ended June 30, 2020: 26.2% and 26.4%, respectively).

COVID-19 segment

During the three months ended June 30, 2021, revenues from two COVID-19 partners represented 5.2% and 12.9%, respectively, of the Group’s total revenues (the three months ended June 30, 2020: nil). In the six months ended June 30, 2021, revenues from two COVID-19 partners represented 4.7% and 15.2%, respectively, of the Group’s total revenues (the six months ended June 30, 2020: nil).

To support the COVID-19 test offerings, the Company acquired laboratory facilities and equipment, developed CENTOGENE’s Corona Test Portal and leased laboratory space at several locations in Germany. Additionally, COVID-19 testing capacity is provided through custom-built CentoTrucks, mobile laboratories in a container setup to carry out the COVID-19 analysis. Total investments in COVID-19 testing for the three and six months ended June 30, 2021 amounted to EUR 618k and EUR 2,034k, respectively, in property, plant and equipment (the three and six months ended June 30, 2020: EUR 1,873k and EUR 1,903k, respectively). An amount of EUR 354k is included in intangible assets and relates to the development of CENTOGENE’s Corona Test Portal for the six months ended June 30, 2021, no investments in intangibles were made in the three months ended June 30, 2021 (the three and six months ended June 30, 2020: EUR 527k and EUR 527k, respectively).